Document and Entity Information	0 Months Ended
Mar. 05, 2014
Risk/Return:
Document Type	497
Document Period End Date	Mar. 05, 2014
Registrant Name	ALGER INSTITUTIONAL FUNDS
Central Index Key	0000911415
Amendment Flag	false
Document Creation Date	Mar. 05, 2014
Document Effective Date	Mar. 05, 2014
Prospectus Date	Mar. 01, 2014
Alger Small Cap Growth Institutional Fund | Alger SmallCap Growth Institutional Fund Class I
Risk/Return:
Trading Symbol	ALSRX
Alger Small Cap Growth Institutional Fund | Alger SmallCap Growth Institutional Fund Class R
Risk/Return:
Trading Symbol	ASIRX